Note 12 - Interim Financial Data (unaudited) (Details) - Quarterly Interim Financial Data (unaudited) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 12 - Interim Financial Data (unaudited) (Details) - Quarterly Interim Financial Data (unaudited) [Line Items]
Revenue	$ 15,464,150	$ 14,105,186	$ 16,811,590
Loss from operations	(12,153,218)	(12,944,548)	(10,693,650)
Net (loss) income	(14,064,226)	29,611,996	(10,083,491)
Basic net (loss) income per share (in Dollars per share)	$ (0.92)	$ 2.16	$ (0.89)
Diluted net (loss) income per share (in Dollars per share)	$ (0.92)	$ 2.07	$ (0.89)
Basic and diluted net loss per share (in Dollars per share)	$ (0.92)
Quarter One [Member]
Note 12 - Interim Financial Data (unaudited) (Details) - Quarterly Interim Financial Data (unaudited) [Line Items]
Revenue	2,131,519	3,586,970
Loss from operations	(2,993,811)	(2,651,931)
Net (loss) income	(2,546,244)	(3,180,259)
Basic net (loss) income per share (in Dollars per share)		$ (0.25)
Diluted net (loss) income per share (in Dollars per share)		$ (0.25)
Basic and diluted net loss per share (in Dollars per share)	$ (0.18)
Quarter Two [Member]
Note 12 - Interim Financial Data (unaudited) (Details) - Quarterly Interim Financial Data (unaudited) [Line Items]
Revenue	2,843,806	3,643,296
Loss from operations	(3,070,968)	(2,599,027)
Net (loss) income	(3,014,928)	(1,935,761)
Basic net (loss) income per share (in Dollars per share)		$ (0.14)
Diluted net (loss) income per share (in Dollars per share)		$ (0.14)
Basic and diluted net loss per share (in Dollars per share)	$ (0.21)
Quarter Three [Member]
Note 12 - Interim Financial Data (unaudited) (Details) - Quarterly Interim Financial Data (unaudited) [Line Items]
Revenue	2,962,809	3,067,593
Loss from operations	(3,652,191)	(1,784,666)
Net (loss) income	(5,905,923)	(3,457,600)
Basic net (loss) income per share (in Dollars per share)		$ (0.25)
Diluted net (loss) income per share (in Dollars per share)		$ (0.25)
Basic and diluted net loss per share (in Dollars per share)	$ (0.41)
Quarter Four [Member]
Note 12 - Interim Financial Data (unaudited) (Details) - Quarterly Interim Financial Data (unaudited) [Line Items]
Revenue	7,526,016	3,807,327
Loss from operations	(2,436,248)	(5,908,924)
Net (loss) income	$ (2,597,131)	$ 38,185,616
Basic net (loss) income per share (in Dollars per share)		$ 2.72
Diluted net (loss) income per share (in Dollars per share)		$ 2.51
Basic and diluted net loss per share (in Dollars per share)	$ (0.15)